ABSOLUTE CAPITAL ASSET ALLOCATOR FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 21.1%
	ASSET MANAGEMENT - 0.8%
3,300	Blackstone, Inc.	$ 508,662

	BANKING - 1.5%
3,000	JPMorgan Chase & Company	966,660

	COMMERCIAL SUPPORT SERVICES - 0.7%
2,500	Cintas Corporation	470,175

	ENGINEERING & CONSTRUCTION - 2.4%
3,700	Quanta Services, Inc.	1,561,622

	HEALTH CARE FACILITIES & SERVICES - 0.8%
1,500	UnitedHealth Group, Inc.	495,165

	INSTITUTIONAL FINANCIAL SERVICES - 4.0%
2,900	Goldman Sachs Group, Inc. (The)	2,549,100

	INSURANCE - 2.4%
3,100	Berkshire Hathaway, Inc., Class B(a)	1,558,215

	INTERNET MEDIA & SERVICES - 2.3%
16,000	Netflix, Inc.(a)	1,500,160

	MEDICAL EQUIPMENT & DEVICES - 0.7%
4,800	Boston Scientific Corporation(a)	457,680

	RETAIL - CONSUMER STAPLES - 2.0%
1,500	Costco Wholesale Corporation	1,293,510

	SOFTWARE - 1.1%
1,400	Microsoft Corporation	677,068

ABSOLUTE CAPITAL ASSET ALLOCATOR FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 21.1% (Continued)
	TECHNOLOGY SERVICES - 2.4%
4,300	Visa, Inc., Class A	$ 1,508,053

	TOTAL COMMON STOCKS (Cost $10,971,809)	13,546,070

	EXCHANGE-TRADED FUNDS — 66.5%
	EQUITY - 63.7%
45,000	Franklin International Core Dividend Tilt Index ETF	1,750,050
96,600	iShares Core Dividend ETF	5,134,290
15,400	iShares Morningstar Growth ETF	1,602,216
7,200	iShares Morningstar Value ETF	679,392
5,200	State Street Industrial Select Sector SPDR ETF	806,624
40,000	State Street SPDR Portfolio S&P 500 ETF	3,208,800
20,700	State Street SPDR S&P 1500 Value Tilt ETF	4,360,217
12,300	State Street SPDR S&P Biotech ETF	1,499,739
26,000	State Street Technology Select Sector SPDR ETF	3,743,220
20,800	Vanguard Communication Services ETF	4,027,504
7,000	Vanguard Consumer Staples ETF	1,478,680
41,100	Vanguard FTSE All-World ex-US ETF	3,023,316
7,700	Vanguard International High Dividend Yield ETF	693,000
8,000	Vanguard Mid-Cap Growth ETF	2,233,120
15,600	Vanguard Russell 2000 ETF	1,552,512
11,500	Vanguard S&P 500 Growth ETF	5,112,785
		40,905,465
	FIXED INCOME - 2.8%
36,100	Janus Henderson AAA CLO ETF	1,825,938

	TOTAL EXCHANGE-TRADED FUNDS (Cost $37,296,482)	42,731,403

ABSOLUTE CAPITAL ASSET ALLOCATOR FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Principal Amount ($)		Yield (%)	Maturity	Fair Value
	SHORT-TERM INVESTMENTS — 12.6%
	U.S. TREASURY BILLS — 10.2%
1,900,000	United States Treasury Bill	3.46	03/17/26	$ 1,886,403
4,700,000	United States Treasury Bill	3.53	06/04/26	4,630,560
				6,516,963
Shares
	MONEY MARKET FUNDS - 2.4%
1,540,320	First American Government Obligations Fund, Class X, 3.67%(b)			1,540,320

	TOTAL SHORT-TERM INVESTMENTS (Cost $8,054,512)			8,057,283

	TOTAL INVESTMENTS - 100.2% (Cost $56,322,803)			$ 64,334,756
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%			(97,502)
	NET ASSETS - 100.0%			$ 64,237,254

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of December 31, 2025.

ABSOLUTE CAPITAL DEFENDER FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 14.1%
	COMMERCIAL SUPPORT SERVICES - 0.7%
1,100	Cintas Corporation	$ 206,877

	HEALTH CARE FACILITIES & SERVICES - 0.8%
700	UnitedHealth Group, Inc.	231,077

	INSTITUTIONAL FINANCIAL SERVICES - 3.8%
1,200	Goldman Sachs Group, Inc. (The)	1,054,800

	INSURANCE - 2.7%
1,500	Berkshire Hathaway, Inc., Class B(a)	753,975

	INTERNET MEDIA & SERVICES - 1.4%
4,000	Netflix, Inc.(a)	375,040

	MEDICAL EQUIPMENT & DEVICES - 0.8%
2,200	Boston Scientific Corporation(a)	209,770

	RETAIL - CONSUMER STAPLES - 1.6%
500	Costco Wholesale Corporation	431,170

	SOFTWARE - 2.3%
1,300	Microsoft Corporation	628,706

	TOTAL COMMON STOCKS (Cost $3,166,855)	3,891,415

	EXCHANGE-TRADED FUNDS — 55.0%
	EQUITY - 52.2%
13,500	Invesco S&P 500 Revenue ETF	1,545,750
50,000	iShares Core Dividend ETF	2,657,500
14,000	iShares Currency Hedged MSCI EAFE ETF	579,040
25,700	iShares Morningstar Value ETF	2,425,052

ABSOLUTE CAPITAL DEFENDER FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 55.0% (Continued)
	EQUITY - 52.2% (Continued)
1,800	State Street Industrial Select Sector SPDR Fund			$ 279,216
7,900	State Street SPDR Portfolio S&P 500 ETF			633,738
14,500	State Street SPDR S&P 1500 Value Tilt ETF			3,054,258
5,000	Vanguard Communication Services ETF			968,150
4,500	Vanguard Consumer Staples ETF			950,580
13,700	Vanguard FTSE All-World ex-US ETF			1,007,772
3,100	Vanguard International High Dividend Yield ETF			279,000
				14,380,056
	FIXED INCOME - 2.8%
15,000	Janus Henderson AAA CLO ETF			758,700

	TOTAL EXCHANGE-TRADED FUNDS (Cost $13,197,575)			15,138,756

Principal Amount ($)		Coupon Rate (%)	Maturity
	U.S. GOVERNMENT & AGENCIES — 9.9%
	U.S. TREASURY NOTES — 9.9%
700,000	United States Treasury Note	4.3750	12/15/26	705,567
2,000,000	United States Treasury Note	3.8750	12/31/27	2,015,469
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $2,697,730)			2,721,036

	SHORT-TERM INVESTMENTS — 21.1%	Yield (%)
	U.S. TREASURY BILLS — 14.7%
1,800,000	United States Treasury Bill	3.46	03/17/26	1,787,118
2,300,000	United States Treasury Bill	3.53	06/04/26	2,266,019
				4,053,137
Shares
	MONEY MARKET FUNDS - 6.4%
1,762,358	First American Government Obligations Fund, Class X, 3.67% (Cost $1,762,358)(b)			1,762,358

	TOTAL SHORT-TERM INVESTMENTS (Cost $5,813,895)			5,815,495

	TOTAL INVESTMENTS - 100.1% (Cost $24,876,055)			$ 27,566,702
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%			(19,619)
	NET ASSETS - 100.0%			$ 27,547,083

ABSOLUTE CAPITAL DEFENDER FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

EAFE	- Europe, Australasia and Far East
ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor's Depositary Receipt

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of December 31, 2025.